CONVERTIBLE NOTE (Details - Assumptions Series B warrants) - USD ($)	Mar. 31, 2023	Sep. 19, 2022
Securities Purchase Agreement [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Fair value of conversion feature	$ 1,049,557	$ 913,928
Measurement Input, Risk Free Interest Rate [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Derivatives, Determination of Fair Value	3.46%	3.46%
Measurement Input, Expected Term [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Derivatives, Determination of Fair Value	9.48 years	10 years
Measurement Input, Discount Rate [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Derivatives, Determination of Fair Value	–%	–%
Measurement Input, Price Volatility [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Derivatives, Determination of Fair Value	53%	45%
Measurement Input, Expected Dividend Rate [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Derivatives, Determination of Fair Value	–%	–%